Restricted cash (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cash Released from Non-Interest Bearing Escrow Account upon Repayment of Amounts Owing under Deferred Consideration Liability	$ 1,000
Property Available for Operating Lease [Member]
Restricted Cash and Cash Equivalents, Current	237	$ 104
Bank Guarantees For Sales Contracts With Various Hospitals And Health Authorities [Member]
Restricted Cash and Cash Equivalents, Current	$ 1,863	$ 1,443